27342v5

As filed with the Securities and Exchange Commission on May 1, 2002.

                                          File No.  33-24041
                                          File No.  811-5646


                                   FORM N-1A


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
      Pre-Effective Amendment No.
      Post-Effective Amendment No.  19                             [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
      Amendment No.         23
                     (Check appropriate box or boxes.)


                            NEW CENTURY PORTFOLIOS
               (Exact name of Registrant as specified in Charter)


            20 William Street, Suite 330, Wellesley, MA 02481-4102
              (Address of Principal Executive Offices) (Zip Code)

                 Registrant's Telephone Number: (781) 239-0445

                        Ellen M. Bruno, Vice-President
                         Weston Financial Group, Inc.
                             Wellesley Office Park
                         20 William Street, Suite 330
                              Wellesley, MA 02481
                    (Name and Address of Agent for Service)


Please send copies of all communications to:

                             Steven M. Felsenstein, Esq.
                             c/o Greenberg Traurig, LLP
                              2700 Two Commerce Square
                                 2001 Market Street
                               Philadelphia, PA 19103

Approximate date of Proposed Public Offering:
As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):
      /X/  immediately  upon  filing  pursuant  to  paragraph  (b).
      /_/  on (date) pursuant to paragraph (b).
      /_/  60 days after filing pursuant to paragraph (a)(1).
      /_/  on (date) pursuant to paragraph (a)(1).
      /_/  75 days after filing pursuant to paragraph (a)(2).
      /_/  on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:
  /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

33671v8

_______________________________________________________________________________

The purpose of this Post-Effective  Amendment is to update certain exhibits.

The Prospectus and Statement of Additional Information for the New Century Alternative Strategies Portfolio are herein incorporated by reference to Post-Effective Amendment Nos. 17/21 to the Registrant's Registration Statement on Form N-1A, as filed under Rule 485(a) with the Commission on February 15, 2002, for effectiveness on May 1, 2002.

_______________________________________________________________________________


                           PART C - OTHER INFORMATION

Item 23.   Exhibits.

(a)   Declaration of Trust.

      (1) Declaration of Trust of New Century Portfolios (the "Registrant," and formerly known as Weston Portfolios) dated February 1, 1990 (the "Declaration"), as filed with the Secretary of the Commonwealth of Massachusetts on February 26, 1990, is incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-24041 and 811-5646) as filed with the Securities and Exchange Commission (the "Commission") on August 31, 2000 ("PEA No. 15").

          (a) Consent to Use of Name of Weston Portfolios dated February 22, 1990, as filed with the Secretary of the Commonwealth of Massachusetts on February 26, 1990, is incorporated herein by reference to Exhibit No. 23 (a)(1)(a) of PEA No. 15.

          (b) Amended Certificate to Declaration of Trust dated August 30, 2000, as filed with the Secretary of the Commonwealth of Massachusetts on August 30, 2000, is incorporated herein by reference to Exhibit No. 23(a)(1)(b) of PEA No. 15.

      (2)  Amendments to the Declaration.

          (a) Amendment dated October 30, 1998 to the Declaration re: a change of name from Weston Portfolios to New Century Portfolios, as filed with the Secretary of the Commonwealth of Massachusetts on October 20, 1998, is incorporated herein by reference to Exhibit No. 23 (a)(2)(a) of PEA No. 15.

          (b) Amendment dated August 30, 2000 to the Declaration re: the re-designation of the New Century I Portfolio as the New Century Balanced Portfolio, as filed with the Secretary of the Commonwealth of Massachusetts on August 30, 2000, is incorporated herein by reference to Exhibit No. 23 (a)(2)(b) of PEA No. 15.

          (c) Amendment dated August 30, 2000 to the Declaration re: the addition of the New Century Aggressive Portfolio and the New Century International Portfolio, as filed with the Secretary of the Commonwealth of Massachusetts on August 30, 2000, is incorporated herein by reference to Exhibit No. 23 (a)(2)(c) of PEA No. 15.


           (d) Amendment dated March 14, 2002 to the Declaration re: the addition of the New Century Alternative Investment Portfolio, as filed with the Secretary of the Commonwealth of Massachusetts on April 18, 2002.



          (e) Amendment dated April 30, 2002 to the Declaration re: the re-designation of the New Century Alternative Investment Portfolio as the New Century Alternative Strategies Portfolio, as filed with the Secretary of the Commonwealth of Massachusetts on April 30, 2002.


(b)   By-Laws.

      The By-Laws of the Registrant are incorporated herein by reference to Exhibit No. 23 (b) of PEA No. 15.

(c)   Instruments Defining Rights of Security Holders.

      (a)  See Articles IV, V, VI, IX and Article XII, Section
           12.3, 12.4 and 12.5 of the Declaration, which is incorporated herein by reference to Exhibit No. 23
           (a)(1) of PEA No. 15.

      (b) See Articles II, III, X and XV of the By-Laws, which are incorporated herein by reference to Exhibit No. 23
           (b) of PEA No. 15.

(d)   Investment Advisory Contracts.

     (1) Investment Advisory Agreement dated November 30, 1998 between the Registrant and Weston Financial Group, Inc. (the "Advisor"), on behalf of the New Century Capitol Portfolio (formerly known as Weston Growth Portfolio), is incorporated herein by reference to Exhibit No. 23(d)(1) of PEA No. 15.

     (2) Investment Advisory Agreement dated November 30, 1998 between the Registrant and the Advisor, on behalf of the New Century Balanced Portfolio (formerly known as New Century I Portfolio and Weston Income Portfolio), is incorporated herein by reference to Exhibit No. 23(d)(2) of PEA No. 15.

     (3) Investment Advisory Agreement dated November 1, 2000 between the Registrant and the Advisor, on behalf of the New Century Aggressive Portfolio, is incorporated herein by reference to Exhibit No. 23(d)(3) of PEA No. 15.

     (4) Investment Advisory Agreement dated November 1, 2000 between the Registrant and the Advisor, on behalf of the New Century International Portfolio, is incorporated herein by reference to Exhibit No. 23(d)(4) of PEA No. 15.


     (5) FORM OF Investment Advisory Agreement dated ______, 2002 between the Registrant and the Advisor, on behalf of the New Century Alternative Strategies Portfolio (formerly known as the New Century Alternative Investment Portfolio), is incorporated herein by reference to Exhibit No. 23(d)(5) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-24041 and 811-5646) as filed with the Commission on February 15, 2002 ("PEA No. 17").


(e)   Underwriting Contracts.


     (1) Distribution Agreement dated February 28, 1990 between Weston Securities Corporation (the "Distributor") and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as Weston Growth Portfolio) is incorporated herein by reference to Exhibit No. 23(e)(1) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-24041 and 811-5646) as filed with the Commission on February 28, 2002 ("PEA No. 18").


          (a)  Amendments to Distribution Agreement.

               (1) Amendment dated February 16, 2000 between the Distributor and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as Weston Growth Portfolio), is incorporated herein by reference to Exhibit No. 23(e)(1)(a)(1) of PEA No. 15.


     (2) Distribution Agreement dated February 28, 1990 between the Distributor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and Weston Income Portfolio) is incorporated herein by reference to Exhibit No. 23(e)(2) of PEA No. 18.


          (a)  Amendments to Distribution Agreement.


               (1) Amendment dated February 16, 2000, between the Distributor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and the Weston Income Portfolio), is incorporated herein by reference to Exhibit No. 23(e)(2)(a)(1) of PEA No. 15.

     (3) Distribution Agreement dated November 1, 2000 between the Distributor and the Registrant, on behalf of the New Century Aggressive Portfolio is incorporated herein by reference to Exhibit No. 23(e)(3) of Post-Effective Amendment No. 18.

     (4) Distribution Agreement dated November 1, 2000 between the Distributor and the Registrant, on behalf of the New Century International Portfolio is incorporated herein by reference to Exhibit No. 23(e)(4) of PEA No. 18.



     (5) FORM OF Distribution Agreement dated _____, 2002 between the Distributor and the Registrant, on behalf of the New Century Alternative Strategies Portfolio (formerly known as the New Century Alternative Investment Portfolio), is incorporated herein by reference to Exhibit No. 23(e)(5) of PEA No. 17.



(f)   Bonus or Profit Sharing Contracts.

      Not  applicable.


(g)   Custodian Agreements.


      Custody Agreement between U.S. Bank, N.A. (formerly known as Firstar Bank, N.A.) and the Registrant is incorporated herein by reference to Exhibit No. 23(g) of PEA No. 18.


(h)   Other Material Contracts.

      (1)  Administration Agreements.


          (a) Administration Agreement dated February 28, 1990 between the Advisor and the Registrant, on behalf of the New Century Capital Portfolio (formerly known as the Weston Growth Portfolio) is incorporated herein by reference to Exhibit No. 23(h)(1)(a) of PEA No. 18.

          (b) Administration Agreement dated February 28, 1990 between the Advisor and the Registrant, on behalf of the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and the Weston Income Portfolio) is incorporated herein by reference to Exhibit No. 23(h)(1)(b) of PEA No. 18.

          (c)  Administration  Agreement  dated  November  1, 2000  between  the
               Advisor and the Registrant, on behalf of the New Century Aggressive Portfolio is incorporated herein by reference to Exhibit No. 23(h)(1)(c) of PEA No. 18.

          (d)  Administration  Agreement  dated  November  1, 2000  between  the
               Advisor and the Registrant, on behalf of the New Century International Portfolio is incorporated herein by reference to Exhibit No. 23(h)(1)(d) of PEA No. 18.

          (e) FORM OF Administration Agreement dated May ____, 2002 between the Advisor and the Registrant, on behalf of the New Century Alternative Strategies Portfolio, (formerly known as the New Century Alternative Investment Portfolio), is incorporated herein by reference to Exhibit No. 23(h)(1)(e) of PEA No. 17.



      (2)  Transfer Agent.


           Transfer Agent and Shareholder Services Agreement dated November 1, 2000 between the Registrant and Ultimus Fund Solutions, LLC
           ("Ultimus") is incorporated herein by reference to Exhibit No. 23(h)(2) of PEA No. 18.


      (3)  Accounting Services.


           Fund   Accounting   Agreement  dated  November  1,  2000  between the
           Registrant and Ultimus is incorporated herein by reference to Exhibit No. 23(h)(3) of PEA No. 18.


      (4)  Blue Sky Administration.


           Blue Sky Administration Agreement dated November 1, 2000 between the Registrant and Ultimus is incorporated herein by reference to Exhibit No. 23(h)(4) of PEA No. 18.


      (5)  Other.

           (a)  Operating Expenses Agreements.

               (1) Operating Expenses Agreement dated November 1, 2000 between New Century Portfolios and the Advisor, is incorporated herein by reference to Exhibit No. 23(h)(5)(a)(1) of PEA No. 17.

               (2) FORM OF Operating Expenses Agreement dated May ____, 2002 between New Century Portfolios and the Advisor, is incorporated herein by reference to Exhibit No. 23(h)(5)(a)(2) of PEA No. 17.

(i)   Legal Opinion.

      Opinion and consent of Greenberg Traurig, LLP.


(j)   Other Opinions.

      Not applicable.


(k)   Omitted Financial Statements.

      Not applicable.

(l)   Initial Capital Agreements.


      (1) Letter dated November 30, 1988 from Messrs. Douglas A. Biggar, Joseph Robbat, Jr., and I. Richard Horowitz, Trustees of The Weston Financial Group Profit Sharing Plan and Trust re: $100,000 investment in the Registrant is incorporated herein by reference to Exhibit No. 23(l)(1) of PEA No. 18.

      (2) Letter dated November 30, 1988 from Joseph Robbat, Jr., Chairman and CEO of Weston Financial Group, Inc. to Messrs. Douglas A. Biggar, Joseph Robbat, Jr. and I. Richard Horowitz, Trustees of The Weston Financial Group Profit Sharing Plan and Trust is incorporated herein by reference to Exhibit No. 23(l)(2) of PEA No. 18.


(m)   Rule 12b-1 Plans.


      (1) Distribution Plan for the New Century Capital Portfolio (formerly known as the Weston Growth Portfolio) is incorporated herein by reference to Exhibit No. 23(m)(1) of PEA No. 18.

      (2) Distribution Plan for the New Century Balanced Portfolio (formerly known as the New Century I Portfolio and the Weston Income Portfolio) is incorporated herein by reference to Exhibit No. 23(m)(2) of PEA No. 18.

      (3) Distribution Plan for the New Century Aggressive Portfolio is incorporated herein by reference to Exhibit No. 23(m)(3) of PEA No. 18.

      (4) Distribution Plan for the New Century International Portfolio is incorporated herein by reference to Exhibit No. 23(m)(4) of PEA No. 18.

     (5)  FORM OF Distribution Plan for the New Century  Alternative  Strategies
          Portfolio (formerly known as the New Century Alternative Investment Portfolio), is incorporated herein by reference to Exhibit No. 23(m)(5) of PEA No. 17.


(n)   Rule 18f-3 Plan.

      Not applicable.

(o)   Reserved.

(p)   Codes of Ethics.

      Code of  Ethics  of  the  Registrant,   Advisor  and  the  Distributor is
      incorporated herein by reference to Exhibit No. 23(p) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-24041 and 811-5646) as filed with the Commission on February 28, 2000.


Item 24.   Persons Controlled By Or Under Common Control Of The Registrant.

           None.

Item 25.   Indemnification.

           The Registrant shall indemnify any person who was or is a trustee, officer or employee of the Registrant; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

           (i) by the Board of Trustees by a majority vote of a quorum which consists of the trustees who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), nor parties to the proceedings, or,

           (ii) if the required quorum is not obtainable or if a quorum of such trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any trustee or officer of the Registrant for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

           As permitted by Article XI, Section 11.2 (a)(v) of the Declaration, reasonable expenses incurred by a trustee who is a party to a proceeding may be paid by the Registrant in advance of the final disposition of the action, after authorization in the manner described above and upon receipt by the Registrant of a written undertaking by the trustee or officer to repay the amount if it
           is  ultimately   determined   that  he  is  not  entitled  to  be
           indemnified by the Registrant.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended may be permitted to trustees, officers and  controlling  persons of the  Registrant,  the Registrant has
           been  advised  that  in  the  opinion  of  the  Commission   such
           indemnification  is against  public  policy as  expressed  in the
           Securities   Act  of  1933,  as  amended,   and  is,   therefore,
           unenforceable.  In the  event  that a claim  for  indemnification
           against  such   liabilities   (other  than  the  payment  by  the
           Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Advisor.

          The Advisor is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The list required by this
          Item 26 of each officer, director or partner of the Advisor, together with any information as to any business, profession, vocation or employment of a substantial nature engaged in by each officer, director, employee, partner or trustee during the past two years, is incorporated herein by reference to Schedule A and D of Form ADV filed by the Advisor pursuant to the Advisers Act (SEC File No. 801-18403).


Item 27.  Principal Underwriters.

          (a)  The  Distributor  is  the  only  principal   underwriter  of  the
               Registrant, and does not act as the principal underwriter, depositor or investment advisor to any other investment company.

          (b) The information required by this Item 27(b) with respect to each director, officer or partner of the Distributor is incorporated herein by reference to Schedule A of Form BD filed by the Distributor with the Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-31174).

          (c) The Distributor receives no compensation from the Registrant for the distribution of its shares other than the net payments received pursuant to the Registrant's Distribution (i.e., 12b-1) Plans, as described in the statement of additional information.


Item 28.  Location of Accounts and Records.

          (a) Weston Financial Group, Inc., 20 William Street, Suite 330, Wellesley, MA 02481-4102 (records relating to its functions as investment adviser and administrator to the Portfolios).

          (b) Weston Securities Corporation, 20 William Street, Suite 330, Wellesley, MA 02481-4102 (records relating to its function as distributor).

          (c) U.S. Bank, N.A. (formerly known as Firstar Bank, N.A.), 425 Walnut Street, 6th Floor, CN-WN-06TC, Cincinnati, OH 45202-3900 (records relating to its function as custodian).

          (d) Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, OH 45246-3734 (records relating to its function as transfer agent, fund accounting agent and blue sky administrator).


Item 29.   Management Services.

           None.


Item 30.   Undertakings.

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wellesley, and Commonwealth of Massachusetts on the 1st day of May, 2002.


                             NEW CENTURY PORTFOLIOS

                             /S/ WAYNE M. GRZECKI
                             (Signature and Title)
                             Wayne M. Grzecki, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                       TITLE                   DATE


/S/ DOUGLAS A. BIGGAR
------------------------        Trustee                 May 1, 2002
Douglas A. Biggar


/S/ JOSEPH ROBBAT, JR.          Trustee                 May 1, 2002
-----------------------
Joseph Robbat, Jr.


*/S/ STANLEY H. COOPER          Trustee                 May 1, 2002
-----------------------
Stanley H. Cooper


/S/ WAYNE M. GRZECKI            President               May 1, 2002
-----------------------
Wayne M. Grzecki


*/S/ MICHAEL A. DIORIO          Trustee                 May 1, 2002
-----------------------
Michael A. Diorio


*/S/ ROGER EASTMAN              Trustee                 May 1, 2002
-----------------------
Roger Eastman

/S/ ELLEN M. BRUNO              Secretary               May 1, 2002
-----------------------         and Treasurer
Ellen M. Bruno



*
/S/ ELLEN M. BRUNO
----------------------
Ellen M. Bruno
Attorney-in-fact pursuant
to Powers of Attorney

34394v3
                             NEW CENTURY PORTFOLIOS
                                Power of Attorney


      I hereby appoint Wayne M. Grzecki or Ellen M. Bruno attorney for me and in my name and on my behalf to sign any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW CENTURY PORTFOLIOS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

      I have signed this Power of Attorney on March 14, 2002.


                        /S/ STANLEY H. COOPER
                        Name:   Stanley H. Cooper
                        Title:  Trustee

                             NEW CENTURY PORTFOLIOS
                                Power of Attorney


      I hereby appoint Wayne M. Grzecki or Ellen M. Bruno attorney for me and in my name and on my behalf to sign any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW CENTURY PORTFOLIOS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

      I have signed this Power of Attorney on March 14, 2002.


                        /S/ MICHAEL A. DIORIO
                        Name:   Michael A. Diorio
                        Title:  Trustee

                             NEW CENTURY PORTFOLIOS
                                Power of Attorney


      I hereby appoint Wayne M. Grzecki or Ellen M. Bruno attorney for me and in my name and on my behalf to sign any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW CENTURY PORTFOLIOS to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

      I have signed this Power of Attorney on March 14, 2002.


                        /S/ ROGER EASTMAN
                        Name:   Roger Eastman
                        Title:  Trustee

                                INDEX OF EXHIBITS


Exhibit No.     Exhibit                                 EDGAR Exhibit
----------      ------------------------------          -------------
23(a)(2)(d)     Amendment dated March 14, 2002          EX-99.a.2.d.
                to the Declaration re: the
                addition of the New Century
                Alternative Investment Portfolio.

23(a)(2)(e)     Amendment dated April 29, 2002          EX-99.a.2.e.
                to the Declaration re: the
                redesignation of the New
                Century Alternative Investment
                Portfolio as the New Century
                Alternative Strategies Portfolio.

23(i)           Opinion and Consent of Greenberg        EX-99.i.
                Traurig, LLP